Commitments and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 AUD ($)
Disclosure of commitments and contingencies [line items]
Loss related to repossessed units		$ 0.9	$ 0.4
Dealer and distributor financing arrangements [member]
Disclosure of commitments and contingencies [line items]
Outstanding financing amount	$ 985.0	985.0	2,281.7
Unpaid principal balance	2.4	2.4			$ 2.5
Maximum amount obligation	175.2	175.2	238.0
Dealer and distributor financing arrangements [member] | North America [Member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	31.9	$ 31.9		$ 25.0
Last twelve-month average amount of financing outstanding		10.00%
Maximum amount obligation	155.8	$ 155.8	217.3
Dealer and distributor financing arrangements [member] | Europe [Member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	12.8	$ 12.8		$ 10.0
Last twelve-month average amount of financing outstanding		10.00%
Maximum amount obligation	12.8	$ 12.8	13.2
Dealer and distributor financing arrangements [member] | Australia and new zealand [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 4.9	4.9			$ 5.0
Last twelve-month average amount of financing outstanding	10.00%
Maximum amount obligation	$ 6.6	$ 6.6	$ 7.5